RESTATEMENT OF PREVIOUSLY ISSUED CONSOLIDATED FINANCIAL STATEMENTS (Schedule of Comprehensive Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Net income	$ (3,033)	$ 35,076	[1]	$ 36,858	[1]
Comprehensive income	$ (3,373)	34,107	[1]	37,190	[1]
As Reported [Member]
Net income		34,911		36,538
Comprehensive income		33,942		36,870
Adjustments [Member]
Net income		165		320
Comprehensive income		165		320
As Restated [Member]
Net income		35,076		36,858
Comprehensive income		$ 34,107		$ 37,190

[1]	The Company restated previously issued consolidated financial statements. See Note 2 and Note 17 for additional information.